UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10331

          BlackRock California Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal Income Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—168.1%
			California—145.7%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$24,500		Zero Coupon, 9/01/31	No Opt. Call	$ 6,845,055
AAA	6,070		Zero Coupon, 9/01/32	No Opt. Call	1,610,735
			California, GO,
A	10,000		5.50%, 11/01/33	11/13 @ 100	11,036,600
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,577,275
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,052,450
BBB	5,000		Cnty. Tobacco Sec. Agcy., Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,294,200
			Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
A2	4,000	[3]	5.375%, 5/01/21	05/12 @ 101	4,345,280
A2	6,000		5.375%, 5/01/22	05/12 @ 101	6,506,760
	10,000		Edl. Facs. Auth.,
AAA	10,000		Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,674,500
AA+	745		Univ. So. CA Proj., 5.00%, 10/01/33,	10/15 @100	790,676
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,346,500
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
AAA	7,485		Zero Coupon, 12/01/29	12/11 @ 37.373	2,023,719
AAA	7,485		Zero Coupon, 12/01/30	12/11 @ 35.365	1,910,921
AAA	7,485		Zero Coupon, 12/01/31	12/11 @ 33.465	1,805,607
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	983,150
BBB	5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	923,800
BBB	13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,337,413
BBB	1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	144,450
BBB	10,030		5.75%, 1/15/40	01/10 @ 101	10,230,299
BBB	5,000		5.875%, 1/15/26	01/14 @ 101	4,201,100
			Golden St. Tobacco Sec. Corp.,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,275,140
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,149,300
A-	10,200		Ser. B, 5.50%, 6/01/43	06/13 @ 100	11,307,516
A-	5,800		Ser. B, 5.625%, 6/01/38	06/13 @ 100	6,499,132
A-	16,440		Golden St. Tobacco Sec. Corp. Tobacco Settlement Rev., Ser. A, 5.00%, 6/01/45	06/15 @ 100	16,881,250
A3	16,440		Hlth. Fac. Fin. Auth. Rev., Cedars Sinai Med Center Proj., 5.00%, 11/15/34	11/15 @ 100	16,863,659
			Hlth. Facs. Fin. Auth., Ser. A,
A	3,000		Insured Hlth. Facs. Valleycare Proj., 5.375%, 5/01/27	05/12 @ 100	3,188,670
AAA	4,890		Kaiser Proj., 5.40%, 5/01/28	ETM	5,056,993
			Infrastructure & Econ. Dev.,
AAA	20,035		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	21,034,947
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,763,315
A+	13,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,377,635
NR	4,965		Irvine Mobile Home Park, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,978,604
A3	7,700		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	8,387,610
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	2,855		5.90%, 6/01/27	06/13 @ 100	2,894,056
NR4	5,140		6.00%, 6/01/35	06/13 @ 100	5,256,678
			Live Oak Unified Sch. Dist., Cap. Apprec. Election 2004, XLCA,
AAA	1,030		Zero Coupon, 8/01/36	08/18 @ 37.743	196,503
AAA	1,080		Zero Coupon, 8/01/37	08/18 @ 35.649	198,202
AAA	1,125		Zero Coupon, 8/01/38	08/18 @ 33.665	190,226
AAA	1,175		Zero Coupon, 8/01/39	08/18 @ 31.785	187,589
AAA	1,230		Zero Coupon, 8/01/40	08/18 @ 30.004	185,361
AAA	1,285		Zero Coupon, 8/01/41	08/18 @ 28.317	182,765
AAA	1,340		Zero Coupon, 8/01/42	08/18 @ 26.72	179,841
AAA	1,400		Zero Coupon, 8/01/43	08/18 @ 25.208	176,148
AAA	1,465		Zero Coupon, 8/01/44	08/18 @ 23.777	173,852
AAA	985		Ser. B, Zero Coupon, 8/01/35	08/18 @ 39.952	198,911

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(continued)
B-	$ 4,110		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc.
			Proj., Ser. C, 7.50%,	12/12 @ 102	$ 4,393,385
BBB	1,000		Palm Springs Mobile Home Park., Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,052,620
BBB+	4,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc.
			Proj., Ser. C, 5.25%, 6/1/2023	No Opt. Call	4,215,320
BBB	2,290		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	2,357,189
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,232,720
AAA	15,500		Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev.
			Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	16,193,935
AAA	1,905		Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call	534,410
AAA	10,100		Sacramento Cnty. San. Dist. Fin. Auth., Sacramento Regl. Cnty. San. Proj., Ser. A, 5.00%,
			12/01/35, AMBAC	12/14 @ 100	10,677,720
AAA	3,335		Sacramento Util. Dist. Elec. Rev., Ser. R, 5.00%, 8/15/33, MBIA	08/13 @ 100	3,503,684
AAA	6,500		San Francisco City & Cnty. Arpt. Comm. Rev., Intl. Arpt. Proj., Ser. 27-A,
			5.25%, 5/01/31, MBIA	05/11 @ 100	6,780,670
			San Francisco City & Cnty. Redev. Agcy.,
NR	1,775		Cmnty. Facs. Dist., Mission Bay South Proj., 6.125%, 8/01/31	08/09 @ 102	1,830,078
NR	7,500		Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	8,016,150
			San Jose Multi-Fam. Hsg.,
AAA	2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,978,410
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34	04/11 @ 100	3,702,059
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg., Ser. A,
NR	6,250		Blossom River Apts. Proj., 6.50%, 9/01/39	03/08 @ 102	5,915,312
A3	1,715		John Burns Gardens Apts. Proj., 5.85%, 8/01/31	02/12 @ 101	1,759,916
A3	1,235		River Town Apts. Proj., 6.00%, 8/01/41	02/12 @ 101	1,265,579
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,145,971
			Statewide Cmnty. Dev. Auth.,
BBB+	4,000		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,159,680
BBB+	6,500		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/35	07/15 @ 100	6,754,280
AA-	10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,560,600
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,142,760
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	2,369,171
Aaa	2,000	[5]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,134,820

					337,100,832

			Multi-State—9.7%
			Charter Mac Equity Issuer Trust,
A3	7,000	[6]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,426,020
Baa1	4,000	[6]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,334,560
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[6]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,349,440
Baa1	3,000	[6]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,247,560

					22,357,580

			Puerto Rico—12.7%
A3	10,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,617,200
			Pub. Fin. Corp., Ser. E,
Aaa	10,000	[5]	5.70%, 2/01/10	N/A	11,003,600
Aaa	5,750	[5]	5.75%, 2/01/07	N/A	5,987,992
Baa2	1,850		Pub. Impvt., Ser. A, 5.00%, 7/01/29	07/14 @ 100	1,922,724

					29,531,516

			Total Long-Term Investments (cost $367,862,641)		388,989,928

			SHORT-TERM INVESTMENTS—1.5%
			California—0.5%
VMIG1	1,205	[7]	Econ. Recovery, Ser. C-5, 2.85%, 8/01/05, FRDD	N/A	1,205,000

BlackRock California Municipal Income Trust (BFZ) (continued)

Shares
(000)	Description	Value

	Money Market Funds—1.0%
2,250	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 2,250,000
	Total Short-Term Investments (cost $3,455,000)	3,455,000

	Total Investments—169.6% (cost $371,317,641 8)	392,444,928
	Liabilities in excess of other assets (including $33,776,090 of investment purchase
	payable)—(12.6%)	(29,060,676)
	Preferred stock at redemption value, including dividends payable—(57.0%)	(131,972,861)

	Net Assets Applicable to Common Shareholders—100%	$ 231,411,391

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $1,649,188 on 902 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $100,107,906 , with an unrealized gain of $1,068,360.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 9.7% of it nets assets, with a current market value of $22,357,580, in securities restricted as to resale.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[8]	Cost for Federal income tax purposes is $373,534,312. The net unrealized appreciation on a tax basis is $18,910,616, consisting of $19,463,772 gross unrealized appreciation and $553,156 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FRDD	—	Floating Rate Daily Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock California Municipal Income Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005